Borrowings and financing	12 Months Ended
Dec. 31, 2022
Borrowings and financing
Borrowings and financing

17	Borrowings and financing

Borrowings and financing outstanding balance	December 31, 2022			December 31, 2021
Financial institution	Current	Noncurrent	Total	Current	Noncurrent	Total
Local currency
12th issue debentures	45,450	67,681	113,131	45,450	113,049	158,499
14th issue debentures	—	—	—	25,388	—	25,388
17th issue debentures	144,632	—	144,632	102,252	101,982	204,234
18th issue debentures	49,937	45,649	95,586	48,479	92,677	141,156
21st issue debentures	—	—	—	174,849	—	174,849
22nd issue debentures	199,901	326,433	526,334	200,000	508,530	708,530
23rd issue debentures	—	864,910	864,910	—	864,776	864,776
24th issue debentures	—	488,478	488,478	—	461,350	461,350
26th issue debentures	—	1,239,645	1,239,645	—	1,168,317	1,168,317
27th issue debentures	299,614	698,339	997,953	—	997,433	997,433
28th issue debentures	—	1,197,756	1,197,756	—	1,197,395	1,197,395
29th issue debentures	—	1,275,295	1,275,295	—	1,230,602	1,230,602
30th issue debentures	—	998,110	998,110	—	—	—
Brazilian Federal Savings Bank	99,767	1,422,145	1,521,912	98,784	1,380,170	1,478,954
Brazilian Development Bank - BNDES PAC	6,736	—	6,736	13,394	6,665	20,059
Brazilian Development Bank - BNDES PAC II 9751	7,214	23,344	30,558	7,161	30,308	37,469
Brazilian Development Bank - BNDES PAC II 9752	4,887	15,884	20,771	4,851	20,619	25,470
Brazilian Development Bank - BNDES ONDA LIMPA	26,949	33,617	60,566	26,751	60,089	86,840
Brazilian Development Bank - BNDES TIETÊ III	154,437	656,264	810,701	117,593	617,251	734,844
Brazilian Development Bank - BNDES 2015	33,807	390,127	423,934	33,558	420,685	454,243
Brazilian Development Bank - BNDES 2014	6,572	16,525	23,097	6,524	22,874	29,398
Inter-American Development Bank - BID 2202	181,349	2,164,009	2,345,358	181,349	2,344,403	2,525,752
Inter-American Development Bank - BID INVEST	37,340	853,725	891,065	34,800	890,400	925,200
Inter-American Development Bank - BID INVEST 2022	14,100	452,085	466,185	—	—	—
International Finance Corporation - IFC	80,000	670,996	750,996	—	—	—
Leases (Concession Agreements, Program Contracts and Contract Assets)	44,453	313,391	357,844	36,640	360,671	397,311
Leases (Others)	72,109	29,265	101,374	69,306	56,663	125,969
Other	6,241	5,867	12,108	4,790	9,274	14,064
Interest and charges	417,878	—	417,878	239,581	—	239,581
Total in local currency	1,933,373	14,249,540	16,182,913	1,471,500	12,956,183	14,427,683
Borrowings and financing outstanding balance	December 31, 2022			December 31, 2021
Financial institution	Current	Noncurrent	Total	Current	Noncurrent	Total
Foreign currency
Inter-American Development Bank - BID 1212 – US$30,834 thousand (US$41,112 thousand in December 2021)	53,628	107,256	160,884	57,357	172,071	229,428
Inter-American Development Bank - BID 4623 – US$74,299 thousand (US$30,329 thousand in December 2021)	—	367,441	367,441	—	155,192	155,192
International Bank of Reconstruction and Development -BIRDs 7662 e 8906 – US$78,197 thousand (US$76,712 thousand in December 2021)	31,722	365,648	397,370	33,927	386,328	420,255
JICA 15 – ¥8,067,010 thousand (¥9,219,440 thousand in December 2021)	45,602	273,610	319,212	55,858	391,008	446,866
JICA 18 – ¥7,253,120 thousand (¥8,289,280 thousand in December 2021)	41,001	245,865	286,866	50,223	351,398	401,621
JICA 17 – ¥3,753,048 thousand (¥3,706,564 thousand in December 2021)	11,424	136,227	147,651	12,833	165,900	178,733
JICA 19 – ¥26,296,011 thousand (¥28,109,529 thousand in December 2021)	71,761	967,124	1,038,885	87,901	1,272,803	1,360,704
BID 1983AB – US$7,692 thousand (US$15,385 thousand in December 2021)	39,962	—	39,962	42,927	42,336	85,263
Interest and charges	17,487	—	17,487	18,091	—	18,091
Total in foreign currency	312,587	2,463,171	2,775,758	359,117	2,937,036	3,296,153

Total borrowings and financing	2,245,960	16,712,711	18,958,671	1,830,617	15,893,219	17,723,836

Exchange rate as of December 31, 2022: US$5.2177; ¥0.03957 (as of December 31, 2021: US$5.5805; ¥0.04847).

As of December 31, 2022, the Company did not have balances of borrowings and financing, raised during the year, to mature within 12 months.

Local currency	Guarantees	Maturity	Annual interest rates	Inflation adjustment

12th issue debentures	Own funds	2025	TR + 9.5%
14th issue debentures	Own funds	2022	TJLP +1.92% (Series 1 and 3) and 9.19% (Series 2)	IPCA (Series 2)
17th issue debentures	Own funds	2023	CDI +0.75% (Series 1) and 4.5% (Series 2) and 4.75% (Series 3)	IPCA (Series 2 and 3)
18th issue debentures	Own funds	2024	TJLP + 1.92% (Series 1 and 3) and 8.25% (Series 2)	IPCA (Series 2)
21st issue debentures	Own funds	2022	CDI + 0.60% e CDI+ 0.90%
22nd issue debentures	Own funds	2025	CDI +0.58% (Series 1) and CDI + 0.90% (Series 2) and 6.0% (Series 3)	IPCA (Series 3)
23rd issue debentures	Own funds	2027	CDI +0.49% (Series 1) and CDI + 0.63% (Series 2)
24th issue debentures	Own funds	2029	3.20% (Series 1) and 3.37% (Series 2)	IPCA (Series 1 and 2)
26th issue debentures	Own funds	2030	4.65% (series 1) and 4.95% (series 2)	IPCA (series 1 and 2)
27th issue debentures	Own funds	2027	CDI +1.60% (Series 1) and CDI + 1.80% (Series 2) and 2.25% (Series 3)
28th issue debentures	Own funds	2028	CDI +1.20% (Series 1) and CDI + 1.44% (Series 2) and 1.60% (Series 3)
29th issue debentures	Own funds	2036	CDI +1.29% (Series 1) and 5.3058% (Series 2) and 5.4478% (Series 3)	IPCA (series 2 and 3)
30th issue debentures	Own funds	2029	CDI +1.30% (Series 1) and 1.58% (Series 2)
Brazilian Federal Savings Bank	Own funds	2023/2042	5% to 9.5%	TR
Brazilian Development Bank - BNDES PAC	Own funds	2023	TJLP+1.82%
Brazilian Development Bank - BNDES PAC II 9751	Own funds	2027	TJLP+1.72%
Brazilian Development Bank - BNDES PAC II 9752	Own funds	2027	TJLP+1.72%

Brazilian Development Bank - BNDES ONDA LIMPA	Own funds	2025	TJLP+1.92%
Brazilian Development Bank - BNDES TIETÊ III	Own funds	2028	TJLP+1.66%
Brazilian Development Bank - BNDES 2015	Own funds	2035	TJLP+2.18%
Brazilian Development Bank - BNDES 2014	Own funds	2026	TJLP+1.76%
Inter-American Development Bank – BID 2202	Government	2035	CDI+0.86%
Inter-American Development Bank – BID INVEST	Own funds	2034	CDI+1.90% and CDI+2.70%
Inter-American Development Bank – BID INVEST 2022	Own funds	2036	CDI+2.50%
International Finance Corporation – IFC	Own funds	2032	CDI+2.00%
Leases (Concession Agreements, Program Contracts and Contract Assets)		2035	7.73% to 10.12%	IPC
Leases (Others)		2027	5.20% to 15.39%
Other	Own funds	2025	3% (FEHIDRO) and TJLP + 1.5% (FINEP)

Foreign currency	Guarantees	Maturity	Annual interest rates	Exchange rate changes

Inter-American Development Bank - BID 1212 - US$30,834 thousand	Government	2025	3.31% (*)	US$
Inter-American Development Bank - BID 4623 - US$74,299 thousand	Government	2044	1.12% (*)	US$
International Bank for Reconstruction and Development – BIRDs 7662 and 8906 - US$78,197 thousand	Government	2034	2.85% (*)	US$
JICA 15 – ¥8,067,010 thousand	Government	2029	1.8% and 2.5%	Yen

JICA 18 – ¥7,253,120 thousand	Government	2029	1.8% and 2.5%	Yen
JICA 17– ¥3,753,048 thousand	Government	2035	1.2% and 0.01%	Yen
JICA 19– ¥26,296,011 thousand	Government	2037	1.7% and 0.01%	Yen
BID 1983AB – US$7,692 thousand	-	2023	2.08% to 2.38% (*)	US$

(*)	Rates comprising SOFR + contractually defined spread.

(i)       Payment schedule – book value as of December 31, 2022

	2023	2024	2025	2026	2027	2028	2029 to 2044	TOTAL
LOCAL CURRENCY
Debentures	739,534	1,072,853	1,203,451	1,082,322	1,700,765	644,748	1,498,157	7,941,830
Brazilian Federal Savings Bank	99,767	99,270	105,476	112,071	119,068	126,371	859,889	1,521,912
BNDES	240,602	233,867	213,586	203,726	191,168	72,322	221,092	1,376,363
BID 2202	181,349	181,349	181,349	181,349	181,349	181,349	1,257,264	2,345,358
BID INVEST	37,340	39,550	44,300	106,390	108,728	143,591	411,166	891,065
BID INVEST 2022	14,100	14,100	38,275	38,431	38,431	38,431	284,417	466,185
IFC	80,000	80,000	80,000	80,000	80,000	80,000	270,996	750,996
Leases (Concession Agreements, Program Contracts and Contract Assets)	44,453	46,638	45,839	30,769	33,767	33,968	122,410	357,844
Leases (Others)	72,109	15,580	9,248	3,972	465	—	—	101,374
Other	6,241	2,979	2,746	142	—	—	—	12,108
Interest and charges	417,878	—	—	—	—	—	—	417,878

TOTAL IN LOCAL CURRENCY	1,933,373	1,786,186	1,924,270	1,839,172	2,453,741	1,320,780	4,925,391	16,182,913
FOREIGN CURRENCY
BID	53,628	53,628	63,830	20,403	20,403	20,403	296,030	528,325
BIRD	31,722	31,722	31,722	31,722	31,722	31,722	207,038	397,370
JICA	169,788	169,787	169,787	169,787	169,787	169,787	773,891	1,792,614
BID 1983AB	39,962	—	—	—	—	—	—	39,962
Interest and charges	17,487	—	—	—	—	—	—	17,487
TOTAL IN FOREIGN CURRENCY	312,587	255,137	265,339	221,912	221,912	221,912	1,276,959	2,775,758
Overall Total	2,245,960	2,041,323	2,189,609	2,061,084	2,675,653	1,542,692	6,202,350	18,958,671

(ii)       Changes

	December 31, 2021	Addition (lease)	Funding	Borrowing costs	Monetary and Exchange variation	Inflation adjustment / exchange variation and incorporated interest – Capitalized	Interest paid	Amortization	Accrued interest	Provision for interest and fees – Capitalized	Expenses with borrowing costs	December 31, 2022

LOCAL CURRENCY
Debentures	7,467,968	—	1,000,000	(4,320)	165,879	—	(712,966)	(563,504)	544,116	257,951	11,242	8,166,366
Brazilian Federal Savings Bank	1,483,113	—	119,437	—	17,247	7,131	(117,041)	(100,855)	80,422	36,731	—	1,526,185
BNDES	1,392,844	—	200,000	—	7,020	3,117	(104,596)	(222,353)	67,311	37,391	259	1,380,993
BID 2202	2,589,442	—	—	—	—	—	(281,971)	(181,349)	98,574	224,899	955	2,450,550
BID INVEST	956,942	—	—	—	—	—	(108,921)	(34,800)	129,733	—	665	943,619
IFC	—	—	760,000	(9,385)	—	—	(24,978)	—	—	48,507	381	774,525
BID INVEST 2022	—	—	470,000	(3,922)	—	—	(30,698)	—	33,840	—	107	469,327

Leases (Concession Agreements, Program Contracts and Contract Assets)	397,311	—	—	—	—	—	(54,390)	(39,467)	54,390	—	—	357,844
Leases (Others)	125,969	42,182	—	—	—	—	(17,659)	(84,437)	35,319	—	—	101,374
Other	14,094	—	3,654	—	56	2	(789)	(5,669)	748	34	—	12,130
TOTAL IN LOCAL CURRENCY	14,427,683	42,182	2,553,091	(17,627)	190,202	10,250	(1,454,009)	(1,232,434)	1,044,453	605,513	13,609	16,182,913

FOREIGN CURRENCY
BIDs	387,837	—	226,497	(6,732)	(20,355)	—	(12,581)	(56,273)	13,733	—	567	532,693
BIRD	420,881	—	39,417	(3,166)	(28,665)	61	(3,779)	(30,895)	5,525	20	363	399,762
JICA	2,401,887	—	15,546	—	(437,296)	3,243	(33,167)	(177,007)	26,597	3,102	204	1,803,109
BID 1983AB	85,548	—	—	—	(5,602)	—	(1,952)	(40,115)	1,284	614	417	40,194
TOTAL IN FOREIGN CURRENCY	3,296,153	—	281,460	(9,898)	(491,918)	3,304	(51,479)	(304,290)	47,139	3,736	1,551	2,775,758
TOTAL	17,723,836	42,182	2,834,551	(27,525)	(301,716)	13,554	(1,505,488)	(1,536,724)	1,091,592	609,249	15,160	18,958,671

	December 31, 2020	Addition (lease)	Funding	Borrowing costs	Monetary and Exchange variation	Inflation adjustment / exchange variation and incorporated interest – Capitalized	Interest paid	Amortization	Accrued interest	Provision for interest and fees – Capitalized	Expenses with borrowing costs	December 31, 2021

LOCAL CURRENCY
Debentures	6,756,504	—	2,450,000	(25,717)	225,106	—	(387,618)	(1,963,282)	258,114	139,563	15,298	7,467,968
Brazilian Federal Savings Bank	1,418,832	—	156,488	—	685	—	(113,030)	(93,064)	79,966	33,236	—	1,483,113
BNDES	1,370,902	—	207,136	—	—	—	(88,084)	(186,179)	51,122	37,688	259	1,392,844
BID 2202	2,730,195	—	—	—	—	—	(97,829)	(181,349)	63,964	73,506	955	2,589,442
BID INVEST	944,513	—	—	—	—	—	(33,276)	(18,340)	63,380	—	665	956,942

Leases (Concession Agreements, Program Contracts and Contract Assets)	428,743	—	—	—	—	—	(52,250)	(31,432)	52,250	—	—	397,311
Leases (Others)	45,876	140,187	—	—	—	—	(15,782)	(76,013)	31,701	—	—	125,969
Other	15,197	—	2,921	(32)	—	—	(718)	(3,986)	690	22	—	14,094
TOTAL IN LOCAL CURRENCY	13,710,762	140,187	2,816,545	(25,749)	225,791	—	(788,587)	(2,553,645)	601,187	284,015	17,177	14,427,683

FOREIGN CURRENCY
BIDs	317,302	—	108,728	(7,620)	22,979	—	(8,488)	(53,197)	7,936	—	197	387,837
BIRD	426,860	—	—	(3,377)	30,814	—	(2,481)	(32,965)	1,789	—	241	420,881
JICA	2,684,321	—	34,360	(76)	(108,851)	10,198	(43,184)	(216,190)	35,315	5,802	192	2,401,887
BID 1983AB	119,379	—	—	—	6,536	—	(2,705)	(40,607)	1,753	777	415	85,548
TOTAL IN FOREIGN CURRENCY	3,547,862	—	143,088	(11,073)	(48,522)	10,198	(56,858)	(342,959)	46,793	6,579	1,045	3,296,153
TOTAL	17,258,624	140,187	2,959,633	(36,822)	177,269	10,198	(845,445)	(2,896,604)	647,980	290,594	18,222	17,723,836

	December 31, 2019	Foreign/local currency translation	Addition (lease)	Funding	Borrowing costs	Monetary and exchange variation	Inflation adjustment / exchange variation and incorporated interest – Capitalized	Interest paid	Amortization	Accrued interest	Provision for interest and fees – Capitalized	Expenses with borrowing costs	December 31, 2020

LOCAL CURRENCY
Debentures	3,711,228	—	—	3,507,640	(52,328)	86,939	—	(161,494)	(572,871)	201,150	26,073	10,167	6,756,504
Brazilian Federal Savings Bank	1,429,250	—	—	74,485	—	—	—	(111,601)	(84,821)	73,067	38,452	—	1,418,832
BNDES	1,201,411	—	—	213,514	—	—	—	(47,164)	(81,213)	47,668	36,427	259	1,370,902
BID 2202	—	2,807,371	—	—	—	—	—	(37,613)	(90,674)	22,668	27,886	557	2,730,195
BID INVEST	—	—	—	950,000	(7,125)	—	—	—	—	1,638	—	—	944,513

Leases (Concession Agreements, Program Contracts and Contract Assets)	459,671	—	—	—	—	—	—	(51,431)	(30,928)	51,431	—	—	428,743
Leases (Others)	74,453	—	28,549	—	—	—	—	(9,108)	(56,571)	8,553	—	—	45,876
Other	9,898	—	—	7,250	—	—	—	(671)	(1,962)	651	31	—	15,197
TOTAL IN LOCAL CURRENCY	6,885,911	2,807,371	28,549	4,752,889	(59,453)	86,939	—	(419,082)	(919,040)	406,826	128,869	10,983	13,710,762

FOREIGN CURRENCY
BIDs	2,316,190	(2,807,371)	—	52,141	(6,635)	845,246	48,246	(45,010)	(121,088)	10,490	24,695	398	317,302
BIRD	357,880	—	—	—	(2,029)	102,029	1,217	(7,572)	(31,216)	5,659	752	140	426,860
Eurobonds	1,413,956	—	—	—	—	457,931	—	(104,170)	(1,868,676)	90,941	9,195	823	—
JICA	2,106,908	—	—	40,830	(117)	715,956	17,841	(43,758)	(200,597)	40,172	6,897	189	2,684,321
BID 1983AB	163,864	—	—	—	(152)	59,078	—	(7,033)	(103,482)	5,843	618	643	119,379
TOTAL IN FOREIGN CURRENCY	6,358,798	(2,807,371)	—	92,971	(8,933)	2,180,240	67,304	(207,543)	(2,325,059)	153,105	42,157	2,193	3,547,862
TOTAL	13,244,709	—	28,549	4,845,860	(68,386)	2,267,179	67,304	(626,625)	(3,244,099)	559,931	171,026	13,176	17,258,624

(a)        Main events in 2022

(i)	Debentures

As of March 18, 2022, the Company raised R$ 1.0 billion from the 30th issue of simple and unsecured debentures, not convertible into shares, in up to two series, according to CVM Instruction 476/2009. The funds raised from the issue were used to refinance financial commitments maturing in 2022 and to recompose and reinforce the Company’s cash position.

The 30th issue debentures was as follows:

	Value	Maturity	Remuneration
Series 1	R$ 500,000	03/2027	CDI + 1.30 p.a.
Series 2	R$ 500,000	03/2029	CDI + 1.58 p.a.

•	The covenants agreed for the 30th issues debentures are:

Calculated every quarter, when disclosing the quarterly information or annual financial statements:

- Net debt/adjusted EBITDA lower than or equal to 3.50;

- Adjusted EBITDA/paid financial expenses equal to or higher than 1.5;

- Disposal of operating assets, termination of licenses, loss of concession or loss of the Issuer’s ability to execute and operate public sanitation services in areas of the São Paulo State which, individually or jointly during the term of the agreement, lead to a reduction of the Issuer’s net sales and/or service revenue of more than twenty- five percent (25%). The above limit will be calculated every quarter, taking into consideration the Issuer’s net operating income during the twelve (12) months before the end of each quarter and using the financial information disclosed by the Issuer.

The failure to comply with the covenants for at least two consecutive quarters, or for two non-consecutive quarters within twelve months, will cause the early termination of the agreement (in which case the 30-day cure period does not apply).

The contracts have a cross acceleration clause, i.e. the early maturity of any of the Company’s debts, in an individual or aggregate amount equal to or higher than R$ 182 million, adjusted by the IPCA inflation index as of the issue date, constitutes a default event and may result in the early maturity of the obligations arising from the Debentures.

In the first quarter of 2022, the Company paid the final amortization of the 14th issue debentures, totaling R$ 27.6 million, of which R$ 25.7 million in principal and R$ 1.9 million in interest.

In the second quarter of 2022, the Company paid the final amortization of the 21st issue debentures, totaling R$ 185.1 million, of which R$ 175.0 million in principal and R$ 10.1 million in interest.

IDB INVEST 2022

On July 15, 2022, the Company raised R$ 470.0 million with the Inter-American Investment Corporation (IDB INVEST).

The proceeds raised from this contract will be exclusively used to cover the costs of the Tietê River Cleaning Project.

The principal will be amortized in semi-annual payments in June and December, starting in June 2023 and ending in June 2036. Interests mature semi-annually in December and June, starting in December 2022 and ending in June 2036, at CDI + 2.5% p.a.

●	The covenants agreed upon for IDB INVEST 2022 are:

Calculated every quarter, when disclosing the quarterly information or annual financial statements:

- Net debt/adjusted EBITDA equal to or lower than 3.50;

- Adjusted EBITDA/paid financial expenses equal to or higher than 2.35;

They should be maintained for two (2) consecutive quarters or not, for any four (4) consecutive quarters.

International Finance Corporation (IFC)

On July 27, 2022, the Company raised R$ 760.0 million with the International Finance Corporation (IFC).

The funds raised will be used to finance:

●	the capital expenses related to the New Pinheiros River program;
●	the capital expenses to improve sanitation in the São Paulo coastal regions; and
●	the capital expenses to improve water supply in municipalities of the São Paulo coastal region and suburbs of the São Paulo municipality.

The principal will be amortized in semi-annual payments in April and October, starting in April 2023 and ending in April 2032. Interests mature semi-annually in October and April, starting in October 2022 and ending in April 2032, at CDI + 2.0% p.a.

●	The covenants agreed upon for IFC are:

Calculated every quarter, when disclosing the quarterly information or annual financial statements:

- Net debt/adjusted EBITDA equal to or lower than 3.50;

- Adjusted EBITDA/paid financial expenses equal to or higher than 2.35;

They should be maintained for two (2) consecutive quarters or not, for any four (4) consecutive quarters.

(b)       Leases

The Company has work service agreements which includes specific assets under lease terms. During the construction period, works are capitalized to intangible assets in progress and the lease amount is recorded in the same proportion.

After startup, the lease payment period starts (240 monthly installments), whose amount is periodically restated by contracted price index.

The amounts payable for the right of use of assets are also recorded in this line (Note 15 (f)).

(c)       Financial commitments - Covenants

The table below shows the more restrictive covenants ratios as of December 31, 2022.

Covenants
Adjusted EBITDA / Adjusted Financial Expenses	Equal to or higher than 2.80
EBITDA / Financial Expenses Paid	Equal to or higher than 2.35
Adjusted Net Debt / Adjusted EBITDA	Equal to or lower than 3.80

Net Debt / Adjusted EBITDA	Equal to or lower than 3.50
Total Adjusted Debt / Adjusted EBITDA	Lower than 3.65
Other Onerous Debt (1) / Adjusted EBITDA	Equal to or lower than 1.30
Adjusted Current Ratio	Higher than 1.00
(1) The contractual definition of “Other Onerous Debts” corresponds to the sum of pension plan obligations and healthcare plan, installment payments of tax debts, and installments payments of debts with the electricity supplier.

As of December 31, 2022 and 2021, the Company met the financial debt covenants as set forth by its borrowing and financing agreements.

(d)        Borrowings and financing – Credit Limits

Agent	December 31, 2022
(in millions of reais (*)
Brazilian Federal Savings Bank	1,079
Brazilian Development Bank – BNDES	255
Inter-American Development Bank – BID	1,178
International Bank for Reconstruction and Development - IBRD	1,259
Other	18
TOTAL	3,789

(*)	Brazilian Central Bank’s exchange sell rate as of December 30, 2022 (US$ 1.00 = R$ 5.2177; ¥ 1.00 = R$ 0.03957).

Financing resources contracted have specific purposes, which have been released for the execution of their respective investments, according to the progress of the works.